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TABLE OF CONTENTS
                                                            PAGE
     WRL SERIES LIFE ACCOUNT

     Report of Independent Accountants......................  1

     Statement of Assets and Liabilities....................  3

     Statement of Operations................................  6

     Statement of Changes In Net Assets.....................  9

     Financial Highlights................................... 14

     Notes to the Financial Statements...................... 19

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Western Reserve Life
Assurance Co. of Ohio and Policy Owners of the
WRL Series Life Account


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Life Account") at December 31, 1998, the results of each of their operations, the changes in each of their net assets and the finanical highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Life Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
January 29, 1999


                            WRL SERIES LIFE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

                                                    MONEY
                                                    MARKET          BOND        GROWTH
                                                  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                                  -----------   -----------  -----------
ASSETS:
     Investment in WRL Series Fund, Inc.:
          Shares                                     24,472          2,150       13,310
                                                  =========      =========    =========
          Cost                                    $  24,472      $  24,523    $ 423,759
                                                  =========      =========    =========
     Investment, at net asset value               $  24,472      $  24,925    $ 797,795
     Transfers receivable from depositor                104              9          232
                                                  ---------      ---------    ---------
          Total assets                               24,576         24,934      798,027
                                                  ---------      ---------    ---------
LIABILITIES:
     Accrued expenses                                     0              0            0
     Transfers payable to depositor                       0              0            0
                                                  ---------      ---------    ---------
         Total liabilities                                0              0            0
                                                  ---------      ---------    ---------
         Net assets                               $  24,576      $  24,934    $ 798,027
                                                  =========      =========    =========
NET ASSETS CONSISTS OF:
     Policy Owners' equity                        $  24,576      $  24,934    $ 798,027
     Depositor's equity                                   0              0            0
                                                  ---------      ---------    ---------
          Net assets applicable to units
               outstanding                        $  24,576      $  24,934    $ 798,027
                                                  =========      =========    =========
     Policy Owners' units                             1,460          1,090        8,668
     Depositor's units                                    0              0            0
                                                  ---------      ---------    ---------
          Units outstanding                           1,460          1,090        8,668
                                                  =========      =========    =========
          Accumulation unit value                 $   16.83      $   22.89    $   92.07
                                                  =========      =========    =========





                                                                 STRATEGIC    EMERGING
                                                    GLOBAL      TOTAL RETURN   GROWTH
                                                  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                                  -----------   ------------ -----------
ASSETS:
     Investment in WRL Series Fund, Inc.:
          Shares                                      9,833          6,028        9,752
                                                  =========      =========    =========
          Cost                                    $ 189,249      $  81,865    $ 176,852
                                                  =========      =========    =========
     Investment, at net asset value               $ 233,131      $  98,885    $ 262,548
     Transfers receivable from depositor                125             41          117
                                                  ---------      ---------    ---------
          Total assets                              233,256         98,926      262,665
                                                  ---------      ---------    ---------
LIABILITIES:
     Accrued expenses                                     0              0            0
     Transfers payable to depositor                       0              0            0
                                                  ---------      ---------    ---------
         Total liabilities                                0              0            0
                                                  ---------      ---------    ---------
         Net assets                               $ 233,256      $  98,926    $ 262,665
                                                  =========      =========    =========
NET ASSETS CONSISTS OF:
     Policy Owners' equity                        $ 233,256      $  98,926    $ 262,665
     Depositor's equity                                   0              0            0
                                                  ---------      ---------    ---------
          Net assets applicable to units
               outstanding                        $ 233,256      $  98,926    $ 262,665
                                                  =========      =========    =========
     Policy Owners' units                            10,167          4,814        8,218
     Depositor's units                                    0              0            0
                                                  ---------      ---------    ---------
          Units outstanding                          10,167          4,814        8,218
                                                  =========      =========    =========
          Accumulation unit value                 $   22.94      $   20.55    $   31.96
                                                  =========      =========    =========

   The notes to the financial statements are an integral part of this report.


                            WRL SERIES LIFE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS


                                                    AGGRESSIVE                  GROWTH &
                                                      GROWTH       BALANCED      INCOME
                                                    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                                    -----------   -----------  -----------
ASSETS:
     Investment in WRL Series Fund, Inc.:
          Shares                                        7,923         1,185        1,306
                                                    =========     =========    =========
          Cost                                      $ 126,802     $  13,872    $  16,213
                                                    =========     =========    =========
     Investment, at net asset value                 $ 177,787     $  14,863    $  16,036
     Transfers receivable from depositor                   70             1           11
                                                    ---------     ---------    ---------
          Total assets                                177,857        14,864       16,047
                                                    ---------     ---------    ---------
LIABILITIES:
     Accrued expenses                                       0             0            0
     Transfers payable to depositor                         0             0            0
                                                    ---------     ---------    ---------
         Total liabilities                                  0             0            0
                                                    ---------     ---------    ---------
         Net assets                                 $ 177,857     $  14,864    $  16,047
                                                    =========     =========    =========
NET ASSETS CONSISTS OF:
     Policy Owners' equity                          $ 177,857     $  14,864    $  16,047
     Depositor's equity                                     0             0            0
                                                    ---------     ---------    ---------
          Net assets applicable to units
               outstanding                          $ 177,857     $  14,864    $  16,047
                                                    =========     =========    =========
     Policy Owners' units                               6,669           990          976
     Depositor's units                                      0             0            0
                                                    ---------     ---------    ---------
          Units outstanding                             6,669           990          976
                                                    =========     =========    =========
          Accumulation unit value                   $   26.67     $   15.02    $   16.44
                                                    =========     =========    =========




                                                   TACTICAL ASSET  C.A.S.E.
                                                    ALLOCATION      GROWTH     VALUE EQUITY
                                                    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                                   -------------  -----------  ------------
ASSETS:
     Investment in WRL Series Fund, Inc.:
          Shares                                        2,988         1,364        2,152
                                                    =========     =========    =========
          Cost                                      $  38,916     $  19,242    $  28,825
                                                    =========     =========    =========
     Investment, at net asset value                 $  39,889     $  17,718    $  26,066
     Transfers receivable from depositor                   15            12           17
                                                    ---------     ---------    ---------
          Total assets                                 39,904        17,730       26,083
                                                    ---------     ---------    ---------
LIABILITIES:
     Accrued expenses                                       0             0            0
     Transfers payable to depositor                         0             0            0
                                                    ---------     ---------    ---------
         Total liabilities                                  0             0            0
                                                    ---------     ---------    ---------
         Net assets                                 $  39,904     $  17,730    $  26,083
                                                    =========     =========    =========
NET ASSETS CONSISTS OF:
     Policy Owners' equity                          $  39,904     $  17,730    $  26,083
     Depositor's equity                                     0             0            0
                                                    ---------     ---------    ---------
          Net assets applicable to units
               outstanding                          $  39,904     $  17,730    $  26,083
                                                    =========     =========    =========
     Policy Owners' units                               2,383         1,417        1,982
     Depositor's units                                      0             0            0
                                                    ---------     ---------    ---------
          Units outstanding                             2,383         1,417        1,982
                                                    =========     =========    =========
          Accumulation unit value                   $   16.74     $   12.51    $   13.16
                                                    =========     =========    =========


   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 1998
                 ALL AMOUNTS (EXCEPT UNIT VALUES) IN THOUSANDS

                                                       INTERNATIONAL     U.S.        THIRD AVENUE
                                                          EQUITY        EQUITY           VALUE
                                                        SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                                       -------------  -----------    ------------
ASSETS:
     Investment in WRL Series Fund, Inc.:
          Shares                                              483            976            302
                                                        =========      =========      =========
          Cost                                          $   5,705      $  13,010      $   2,904
                                                        =========      =========      =========
     Investment, at net asset value                     $   5,824      $  14,078      $   2,801
     Transfers receivable from depositor                        3              6              6
                                                        ---------      ---------      ---------
          Total assets                                      5,827         14,084          2,807
                                                        ---------      ---------      ---------
LIABILITIES:
     Accrued expenses                                           0              0              0
     Transfers payable to depositor                             0              0              0
                                                        ---------      ---------      ---------
         Total liabilities                                      0              0              0
                                                        ---------      ---------      ---------
         Net assets                                     $   5,827      $  14,084      $   2,807
                                                        =========      =========      =========
NET ASSETS CONSISTS OF:
     Policy Owners' equity                              $   5,827      $  14,084      $   2,622
     Depositor's equity                                         0              0            185
                                                        ---------      ---------      ---------
          Net assets applicable to units outstanding    $   5,827      $  14,084      $   2,807
                                                        =========      =========      =========
     Policy Owners' units                                     489            919            284
     Depositor's units                                          0              0             20
                                                        ---------      ---------      ---------
          Units outstanding                                   489            919            304
                                                        =========      =========      =========
          Accumulation unit value                       $   11.92      $   15.33       $   9.23
                                                        =========      =========      =========
                                                        REAL ESTATE
                                                        SECURITIES
                                                        SUB-ACCOUNT
                                                        -----------
ASSETS:
     Investment in WRL Series Fund, Inc.:
          Shares                                               83
                                                         ========
          Cost                                           $    784
                                                         ========
     Investment, at net asset value                      $    708
     Transfers receivable from depositor                        1
                                                         --------
          Total assets                                        709
                                                         --------
LIABILITIES:
     Accrued expenses                                           0
     Transfers payable to depositor                             0
                                                         --------
         Total liabilities                                      0
                                                         --------
         Net assets                                      $    709
                                                         ========
NET ASSETS CONSISTS OF:
     Policy Owners' equity                               $    371
     Depositor's equity                                       338
                                                         --------
          Net assets applicable to units outstanding     $    709
                                                         ========
     Policy Owners' units                                      44
     Depositor's units                                         40
                                                         --------
          Units outstanding                                    84
                                                         ========
          Accumulation unit value                        $   8.46
                                                         ========

   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                            ALL AMOUNTS IN THOUSANDS

                                                        MONEY
                                                        MARKET          BOND           GROWTH
                                                      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    -----------     ----------
INVESTMENT INCOME:
     Dividend income                                   $   1,113      $   1,196      $   1,180
     Capital gain distributions                                0              0          5,200
                                                       ---------      ---------      ---------
          Total investment income                          1,113          1,196          6,380

EXPENSES:
     Mortality and expense risk                              194            194          5,277
                                                       ---------      ---------      ---------
          Net investment income (loss)                       919          1,002          1,103
                                                       ---------      ---------      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities
          transactions                                         0            642         12,232
     Change in unrealized appreciation (depreciation)          0             71        283,227
                                                       ---------      ---------      ---------
          Net gain (loss) on investment securities             0            713        295,459
                                                       ---------      ---------      ---------
               Net increase (decrease) in net assets
                     resulting from operation          $     919      $   1,715      $ 296,562
                                                       =========      =========      =========

                                                                      STRATEGIC       EMERGING
                                                         GLOBAL      TOTAL RETURN      GROWTH
                                                      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    ------------    -----------
INVESTMENT INCOME:
     Dividend income                                   $   1,092      $   2,240        $     0
     Capital gain distributions                            8,026          1,844          8,683
                                                       ---------      ---------        -------
          Total investment income                          9,118          4,084          8,683

EXPENSES:
     Mortality and expense risk                            1,693            800          1,789
                                                       ---------      ---------        -------
          Net investment income (loss)                     7,425          3,284          6,894
                                                       ---------      ---------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities
          transactions                                     3,529          1,097          4,995
     Change in unrealized appreciation (depreciation)     34,898          3,250         54,519
                                                       ---------      ---------        -------
          Net gain (loss) on investment securities        38,427          4,347         59,514
                                                       ---------      ---------        -------
               Net increase (decrease) in net assets
                    resulting from operation           $  45,852      $   7,631      $  66,408
                                                       =========      =========      =========

   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                            ALL AMOUNTS IN THOUSANDS

                                                                     AGGRESSIVE                            GROWTH &
                                                                       GROWTH            BALANCED           INCOME
                                                                     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                                     -----------        -----------       -----------
INVESTMENT INCOME:
     Dividend income                                                   $    356          $    329          $    651
     Capital gain distributions                                           8,627                13               112
                                                                       --------          --------          --------
          Total investment income                                         8,983               342               763

EXPENSES:
     Mortality and expense risk                                           1,132               115               119
                                                                       --------          --------          --------
          Net investment income (loss)                                    7,851               227               644
                                                                       --------          --------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions                2,395               262               390
     Change in unrealized appreciation (depreciation)                    41,953               314              (659)
                                                                       --------          --------          --------
          Net gain (loss) on investment securities                       44,348               576              (269)
                                                                       --------          --------          --------
               Net increase (decrease) in net assets resulting
                    from operation                                     $ 52,199          $    803          $    375
                                                                       ========          ========          ========

                                                                    TACTICAL ASSET       C.A.S.E.
                                                                      ALLOCATION          GROWTH          VALUE EQUITY
                                                                     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                                    --------------      -----------       ------------
INVESTMENT INCOME:
     Dividend income                                                  $   1,115         $   1,514          $    530
     Capital gain distributions                                           2,619                90             1,755
                                                                      ---------         ---------          --------
          Total investment income                                         3,734             1,604             2,285

EXPENSES:
     Mortality and expense risk                                             315               129               264
                                                                      ---------         ---------          --------
          Net investment income (loss)                                    3,419             1,475             2,021
                                                                      ---------         ---------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions                  429               175             1,254
     Change in unrealized appreciation (depreciation)                    (1,516)           (1,289)           (5,937)
                                                                      ---------         ---------          --------
          Net gain (loss) on investment securities                       (1,087)           (1,114)           (4,683)
                                                                      ---------         ---------          --------
               Net increase (decrease) in net assets resulting
                    from operation                                    $   2,332         $     361          $ (2,662)
                                                                      =========         =========          ========


   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                            ALL AMOUNTS IN THOUSANDS

                                                             INTERNATIONAL         U.S.           THIRD AVENUE
                                                                EQUITY            EQUITY              VALUE
                                                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (A)
                                                             -------------      -----------      ---------------
INVESTMENT INCOME:
     Dividend income                                            $     3           $    413           $     8
     Capital gain distributions                                       0                 94                 0
                                                                -------           --------           -------
          Total investment income                                     3                507                 8

EXPENSES:
     Mortality and expense risk                                      35                 73                19
                                                                -------           --------           -------
          Net investment income (loss)                              (32)               434               (11)
                                                                -------           --------           -------
NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions          147                358               (39)
     Change in unrealized appreciation (depreciation)               222              1,053              (103)
                                                                -------           --------           -------
          Net gain (loss) on investment securities                  369              1,411              (142)
                                                                -------           --------           -------
               Net increase (decrease) in net assets
                    resulting from operation                    $   337           $  1,845           $  (153)
                                                                =======           ========           =======

                                                               REAL ESTATE
                                                                SECURITIES
                                                             SUB-ACCOUNT (B)
                                                             ---------------
INVESTMENT INCOME:
     Dividend income                                            $     0
     Capital gain distributions                                       0
                                                                -------
          Total investment income                                     0

EXPENSES:
     Mortality and expense risk                                       4
                                                                -------
          Net investment income (loss)                               (4)
                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) from securities transactions          (36)
     Change in unrealized appreciation (depreciation)               (76)
                                                                -------
          Net gain (loss) on investment securities                 (112)
                                                                -------
               Net increase (decrease) in net assets
                    resulting from operation                    $  (116)
                                                                =======


(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.


   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

                                                     MONEY MARKET              BOND                  GROWTH
                                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                                     DECEMBER 31,          DECEMBER 31,           DECEMBER 31,
                                                 -------------------    ------------------     ------------------
                                                   1998       1997        1998      1997         1998      1997
                                                 --------   --------    --------  --------     --------  --------
OPERATIONS:
     Net investment income (loss)                $    919   $    639    $  1,002  $    661     $  1,103  $ 44,206
     Net gain (loss) on investment securities           0          0         713       418      295,459    15,238
                                                 --------   --------    --------  --------     --------  --------
     Net increase (decrease) in net assets
          resulting from operations                   919        639       1,715     1,079      296,562    59,444
                                                 --------   --------    --------  --------     --------  --------
CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred)        12,763      7,719       9,472     7,506      140,684   106,236
                                                 --------   --------    --------  --------     --------  --------
     Less cost of units redeemed:
          Administrative charges                    3,123      3,108       2,292     1,633       44,910    37,231
          Policy loans                              1,163        687         594       428       18,083    11,212
          Surrender benefits                        1,250        854         865       437       22,312    15,746
          Death benefits                               10          9         159        15        4,185       711
                                                    5,546      4,658       3,910     2,513       89,490    64,900
                                                 --------   --------    --------  --------     --------  --------
          Increase (decrease) in net assets
               from capital unit transactions       7,217      3,061       5,562     4,993       51,194    41,336
                                                 --------   --------    --------  --------     --------  --------
          Net increase (decrease) in net assets     8,136      3,700       7,277     6,072      347,756   100,780
     Depositor's equity contribution
         (redemption)                                   0          0           0         0            0         0

NET ASSETS:
     Beginning of year                             16,440     12,740      17,657    11,585      450,271   349,491
                                                 --------   --------    --------  --------     --------  --------
     End of year                                 $ 24,576   $ 16,440    $ 24,934  $ 17,657     $798,027  $450,271
                                                 ========   ========    ========  ========     ========  ========
UNIT ACTIVITY:
     Units outstanding - beginning of year          1,020        825         836       593        7,972     7,208
     Units issued                                  11,339      9,509       1,030       568        2,967     2,877
     Units redeemed                               (10,899)    (9,314)       (776)     (325)      (2,271)   (2,113)
                                                 --------   --------    --------  --------     --------  --------
     Units outstanding - end of year                1,460      1,020       1,090       836        8,668     7,972
                                                 ========   ========    ========  ========     ========  ========

   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

                                                                            STRATEGIC
                                                       GLOBAL              TOTAL RETURN         EMERGING GROWTH
                                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                    DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                                 -------------------    ------------------     ------------------
                                                   1998       1997        1998      1997         1998      1997
                                                 --------   --------    --------  --------     --------  --------
OPERATIONS:
     Net investment income (loss)                $  7,425   $ 15,859    $  3,284  $  6,101     $  6,894  $ 13,841
     Net gain (loss) on investment securities      38,427        805       4,347     6,521       59,514    10,932
                                                 --------   --------    --------  --------     --------  --------
     Net increase (decrease) in net assets
          resulting from operations                45,852     16,664       7,631    12,622       66,408    24,773
                                                 --------   --------    --------  --------     --------  --------
CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred)        72,962     64,272      24,191    22,072       64,824    54,392
                                                 --------   --------    --------  --------     --------  --------
     Less cost of units redeemed:
          Administrative charges                   19,369     12,590       7,696     6,025       19,612    14,518
          Policy loans                              4,953      2,948       2,319     1,624        5,601     3,692
          Surrender benefits                        5,662      3,391       2,587     2,044        7,688     3,986
          Death benefits                              591        149       1,047       148          368       192
                                                 --------   --------    --------  --------     --------  --------
                                                   30,575     19,078      13,649     9,841       33,269    22,388
                                                 --------   --------    --------  --------     --------  --------
          Increase (decrease) in net assets
               from capital unit transactions      42,387     45,194      10,542    12,231       31,555    32,004
                                                 --------   --------    --------  --------     --------  --------
          Net increase (decrease) in net assets    88,239     61,858      18,173    24,853       97,963    56,777
     Depositor's equity contribution
          (redemption)                                  0          0           0         0            0         0

NET ASSETS:
     Beginning of year                            145,017     83,159      80,753    55,900      164,702   107,925
                                                 --------   --------    --------  --------     --------  --------
     End of year                                 $233,256   $145,017     $98,926   $80,753     $262,665  $164,702
                                                 ========   ========     =======   =======     ========  ========
UNIT ACTIVITY:
     Units outstanding - beginning of year          8,145      5,497       4,270     3,570        7,013     5,532
     Units issued                                   5,610      5,205       1,946     1,809        4,099     4,085
     Units redeemed                                (3,588)    (2,557)     (1,402)   (1,109)      (2,894)   (2,604)
                                                 --------   --------    --------  --------     --------  --------
     Units outstanding - end of year               10,167      8,145       4,814     4,270        8,218     7,013
                                                 ========   ========     =======   =======     ========  ========

   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

                                                    AGGRESSIVE GROWTH          BALANCED            GROWTH & INCOME
                                                       SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                       DECEMBER 31,          DECEMBER 31,            DECEMBER 31,
                                                    ------------------    -------------------    ------------------
                                                      1998      1997        1998       1997        1998      1997
                                                    --------  --------    --------   --------    --------  --------
OPERATIONS:
     Net investment income (loss)                   $  7,851  $  7,795    $    227   $    992    $    644  $  1,214
     Net gain (loss) on investment securities         44,348     6,524         576        226        (269)      283
                                                    --------  --------    --------   --------    --------  --------
     Net increase (decrease) in net assets
          resulting from operations                   52,199    14,319         803      1,218         375     1,497
                                                    --------  --------    --------   --------    --------  --------
CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred)           53,159    40,282       5,658      4,373       8,963     3,232
                                                    --------  --------    --------   --------    --------  --------
     Less cost of units redeemed:
          Administrative charges                      13,960     9,888       1,423        958       1,633       733
          Policy loans                                 3,522     1,926         279        179         218       163
          Surrender benefits                           4,423     2,485         596        153         431       260
          Death benefits                                 248        58          15          3          72        11
                                                    --------  --------    --------   --------    --------  --------
                                                      22,153    14,357       2,313      1,293       2,354     1,167
                                                    --------  --------    --------   --------    --------  --------
          Increase (decrease) in net assets
               from capital unit transactions         31,006    25,925       3,345      3,080       6,609     2,065
                                                    --------  --------    --------   --------    --------  --------
          Net increase (decrease) in net assets       83,205    40,244       4,148      4,298       6,984     3,562
     Depositor's equity contribution (redemption)          0         0           0          0           0         0

NET ASSETS:
     Beginning of year                                94,652    54,408      10,716      6,418       9,063     5,501
                                                    --------  --------    --------   --------    --------  --------
     End of year                                    $177,857   $94,652     $14,864    $10,716     $16,047   $ 9,063
                                                    ========   =======     =======    =======     =======   =======
UNIT ACTIVITY:
     Units outstanding - beginning of year             5,230     3,702         756        526         563       422
     Units issued                                      3,797     3,540         578        472         966       352
     Units redeemed                                   (2,358)   (2,012)       (344)      (242)       (553)     (211)
                                                    --------  --------    --------   --------    --------  --------
     Units outstanding - end of year                   6,669     5,230         990        756         976       563
                                                    ========   =======     =======    =======     =======   =======

   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

                                                      TACTICAL ASSET
                                                        ALLOCATION         C.A.S.E. GROWTH          VALUE EQUITY
                                                       SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                                       DECEMBER 31,          DECEMBER 31,           DECEMBER 31,
                                                    ------------------    -------------------    ------------------
                                                      1998      1997        1998       1997        1998      1997
                                                    --------  --------    --------   --------    --------  --------
OPERATIONS:
     Net investment income (loss)                   $  3,419  $  1,913    $  1,475   $    994    $  2,021  $    183
     Net gain (loss) on investment securities         (1,087)    1,362      (1,114)      (252)     (4,683)    3,038
                                                    --------  --------    --------   --------    --------  --------
     Net increase (decrease) in net assets
          resulting from operations                    2,332     3,275         361        742      (2,662)    3,221
                                                    --------  --------    --------   --------    --------  --------
CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred)           13,703    11,386       8,731      8,029       6,086    17,023
                                                    --------  --------    --------   --------    --------  --------
     Less cost of units redeemed:
          Administrative charges                       3,421     2,219       2,433        970       2,846     1,257
          Policy loans                                   748       463         520        146         643       542
          Surrender benefits                             925       742         295        144         401       388
          Death benefits                                 160        60          60          6         165         0
                                                    --------  --------    --------   --------    --------  --------
                                                       5,254     3,484       3,308      1,266       4,055     2,187
                                                    --------  --------    --------   --------    --------  --------
          Increase (decrease) in net assets
               from capital unit transactions          8,449     7,902       5,423      6,763       2,031    14,836
                                                    --------  --------    --------   --------    --------  --------
          Net increase (decrease) in net assets       10,781    11,177       5,784      7,505        (631)   18,057
     Depositor's equity contribution (redemption)          0         0           0        (25)          0      (230)

NET ASSETS:
     Beginning of year                                29,123    17,946      11,946      4,466      26,714     8,887
                                                    --------  --------    --------   --------    --------  --------
     End of year                                    $ 39,904  $ 29,123    $ 17,730   $ 11,946    $ 26,083  $ 26,714
                                                    ========  ========    ========   ========    ========  ========
UNIT ACTIVITY:
     Units outstanding - beginning of year             1,867     1,330         969        413       1,916       790
     Units issued                                      1,377     1,163       1,317        931       1,748     1,772
     Units redeemed                                     (861)     (626)       (869)      (375)     (1,682)     (646)
                                                    --------  --------    --------   --------    --------  --------
     Units outstanding - end of year                   2,383     1,867       1,417        969       1,982     1,916
                                                    ========  ========    ========   ========    ========  ========

   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                            ALL AMOUNTS IN THOUSANDS

                                                INTERNATIONAL EQUITY       U.S. EQUITY      THIRD AVENUE REAL ESTATE
                                                    SUB-ACCOUNT            SUB-ACCOUNT         VALUE      SECURITIES
                                                    DECEMBER 31,           DECEMBER 31,     SUB-ACCOUNT  SUB-ACCOUNT
                                                --------------------    ------------------  DECEMBER 31, DECEMBER 31,
                                                   1998     1997 (a)      1998    1997 (a)    1998 (b)     1998 (c)
                                                ---------   --------    --------  --------  ------------ ------------
OPERATIONS:
     Net investment income (loss)                $    (32)  $     (4)   $    434  $    107    $    (11)    $     (4)
     Net gain (loss) on investment securities         369         31       1,411        96        (142)        (112)
                                                 --------   --------    --------  --------    --------     --------
     Net increase (decrease) in net assets
          resulting from operations                   337         27       1,845       203        (153)        (116)
                                                 --------   --------    --------  --------    --------     --------
CAPITAL UNIT TRANSACTIONS:
     Proceeds from units sold (transferred)         3,972      2,458      10,178     3,208       2,932          472
                                                 --------   --------    --------  --------    --------     --------
     Less cost of units redeemed:
          Administrative charges                      433        117         862        91         138            4
          Policy loans                                196         59         159        56           8           43
          Surrender benefits                           35         14         113         9          26            0
          Death benefits                              107          0          63         0           0            0
                                                 --------   --------    --------  --------    --------     --------
                                                      771        190       1,197       156         172           47
                                                 --------   --------    --------  --------    --------     --------
          Increase (decrease) in net assets
               from capital unit transactions       3,201      2,268       8,981     3,052       2,760          425
                                                 --------   --------    --------  --------    --------     --------
          Net increase (decrease) in net assets     3,538      2,295      10,826     3,255       2,607          309
     Depositor's equity contribution
          (redemption)                                  0         (6)          0         3         200          400

NET ASSETS:
     Beginning of year                              2,289          0       3,258         0           0            0
                                                 --------   --------    --------  --------    --------     --------
     End of year                                 $  5,827   $  2,289    $ 14,084  $  3,258    $  2,807     $    709
                                                 ========   ========    ========  ========    ========     ========
UNIT ACTIVITY:
     Units outstanding - beginning of year            215          0         259         0           0            0
     Units issued                                     767        484       1,266       393         495          113
     Units redeemed                                  (493)      (269)       (606)     (134)       (191)         (29)
                                                 --------   --------    --------  --------    --------     --------
     Units outstanding - end of year                  489        215         919       259         304           84
                                                 ========   ========    ========  ========    ========     ========

(a) The inception date of this Sub-Account was January 2, 1997.
(b) The inception date of this Sub-Account was January 2, 1998.
(c) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

                                                                     MONEY MARKET SUB-ACCOUNT
                                                                           DECEMBER 31,
                                                       ------------------------------------------------------
                                                         1998        1997       1996        1995       1994
                                                       --------    --------   --------    --------   --------
Accumulation unit value, beginning of year             $  16.13    $  15.45   $  14.83    $  14.19   $  13.84
   Income from operations:
     Net investment income (loss)                          0.70        0.68       0.62        0.64       0.35
     Net realized and unrealized gain (loss)
        on investment                                      0.00        0.00       0.00        0.00       0.00
                                                       --------    --------   --------    --------   --------
        Net income (loss) from operations                  0.70        0.68       0.62        0.64       0.35
                                                       --------    --------   --------    --------   --------
Accumulation unit value, end of year                   $  16.83    $  16.13   $  15.45    $  14.83   $  14.19
                                                       ========    ========   ========    ========   ========
Total return (a)                                         4.36 %      4.37 %     4.17 %      4.49 %     2.58 %
Ratios and supplemental data:
   Net assets at end of year (in thousands)            $ 24,576    $ 16,440   $ 12,740    $ 10,759   $  9,706
   Ratios of net investment income (loss) to average
        net assets (b)                                   4.24 %      4.28 %     4.07 %      4.37 %     2.66 %


                                                                          BOND SUB-ACCOUNT
                                                                            December 31,
                                                       ------------------------------------------------------
                                                         1998        1997       1996        1995       1994
                                                       --------    --------   --------    --------   --------
Accumulation unit value, beginning of year             $  21.12    $  19.53   $  19.67    $  16.14   $  17.50
   Income from operations:
     Net investment income (loss)                          1.01        1.01       0.99        1.05       0.89
     Net realized and unrealized gain (loss)
        on investment                                      0.76        0.58      (1.13)       2.48      (2.25)
                                                       --------    --------   --------    --------   --------
        Net income (loss) from operations                  1.77        1.59      (0.14)       3.53      (1.36)
                                                       --------    --------   --------    --------   --------
Accumulation unit value, end of year                   $  22.89    $  21.12   $  19.53    $  19.67   $  16.14
                                                       ========    ========   ========    ========   ========
Total return (a)                                         8.34 %      8.18 %      (0.75)%   21.89 %      (7.77)%
Ratios and supplemental data:
   Net assets at end of year (in thousands)            $ 24,934    $ 17,657   $ 11,585    $ 10,066   $  6,259
   Ratios of net investment income (loss) to average
        net assets (b)                                   4.58 %      5.06 %     5.34 %      5.80 %     5.57 %

                                                                        GROWTH SUB-ACCOUNT
                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                         1998        1997       1996        1995       1994
                                                       --------    --------   --------    --------   --------
Accumulation unit value, beginning of year             $  56.48    $  48.48   $  41.47    $  28.44   $  31.30
   Income from operations:
     Net investment income (loss)                          0.13        5.83       2.88        3.89       0.04
     Net realized and unrealized gain (loss)
        on investment                                     35.46        2.17       4.13        9.14      (2.90)
                                                       --------    --------   --------    --------   --------
        Net income (loss) from operations                 35.59        8.00       7.01       13.03      (2.86)
                                                       --------    --------   --------    --------   --------
Accumulation unit value, end of year                   $  92.07    $  56.48   $  48.48    $  41.47   $  28.44
                                                       ========    ========   ========    ========   ========
Total return (a)                                        63.01 %     16.50 %    16.91 %     45.81 %      (9.13)%
Ratios and supplemental data:
   Net assets at end of year (in thousands)            $798,027    $450,271   $349,491    $262,467   $161,490
   Ratios of net investment income (loss) to average
        net assets (b)                                   0.19 %     10.84 %     6.41 %     11.05 %     0.16 %


   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

                                                                        GLOBAL SUB-ACCOUNT
                                                                           DECEMBER 31,
                                                      ------------------------------------------------------
                                                        1998        1997       1996        1995     1994 (c)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, beginning of year            $  17.80    $  15.13   $  11.95    $   9.80   $  10.00
   Income from operations:
     Net investment income (loss)                         0.82        2.30       1.50        0.45       0.71
     Net realized and unrealized gain (loss)
        on investment                                     4.32        0.37       1.68        1.70      (0.91)
                                                      --------    --------   --------    --------   --------
        Net income (loss) from operations                 5.14        2.67       3.18        2.15      (0.20)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, end of year                  $  22.94    $  17.80   $  15.13    $  11.95   $   9.80
                                                      ========    ========   ========    ========   ========
Total return (a)                                       28.86 %     17.69 %    26.60.%     21.96 %      (2.02)%
Ratios and supplemental data:
   Net assets at end of year (in thousands)           $233,256    $145,017   $ 83,159    $ 37,049   $ 21,672
   Ratios of net investment income (loss) to
        average net assets (b)                          3.92 %     13.39 %    11.09 %      4.25 %     8.86 %


                                                                STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                           DECEMBER 31,
                                                      ------------------------------------------------------
                                                        1998        1997       1996        1995       1994
                                                      --------    --------   --------    --------   --------
Accumulation unit value, beginning of year            $  18.91    $  15.66   $  13.74    $  11.12   $  11.28
   Income from operations:
     Net investment income (loss)                         0.71        1.56       0.82        0.68       0.18
     Net realized and unrealized gain (loss)
        on investment                                     0.93        1.69       1.10        1.94      (0.34)
                                                      --------    --------   --------    --------   --------
        Net income (loss) from operations                 1.64        3.25       1.92        2.62      (0.16)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, end of year                  $  20.55    $  18.91   $  15.66    $  13.74   $  11.12
                                                      ========    ========   ========    ========   ========
Total return (a)                                        8.66 %     20.77 %    13.97 %     23.55 %      (1.42)%
Ratios and supplemental data:
   Net assets at end of year (in thousands)           $ 98,926    $ 80,753   $ 55,900    $ 39,648   $ 23,649
   Ratios of net investment income (loss) to
        average net assets (b)                          3.67 %      8.89 %     5.76 %      5.47 %     1.93 %


                                                                  EMERGING GROWTH SUB-ACCOUNT
                                                                           DECEMBER 31,
                                                      ------------------------------------------------------
                                                        1998        1997       1996        1995       1994
                                                      --------    --------   --------    --------   --------
Accumulation unit value, beginning of year            $  23.48    $  19.51   $  16.56    $  11.38   $  12.40
   Income from operations:
     Net investment income (loss)                         0.91        2.20       0.82        0.65      (0.09)
     Net realized and unrealized gain (loss)
        on investment                                     7.57        1.77       2.13        4.53      (0.93)
                                                      --------    --------   --------    --------   --------
        Net income (loss) from operations                 8.48        3.97       2.95        5.18      (1.02)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, end of year                  $  31.96    $  23.48   $  19.51    $  16.56   $  11.38
                                                      ========    ========   ========    ========   ========
Total return (a)                                       36.11 %     20.37 %    17.82 %     45.49 %      (8.18)%
Ratios and supplemental data:
   Net assets at end of year (in thousands)           $262,665    $164,702   $107,925    $ 67,905   $ 36,687
   Ratios of net investment income (loss) to
        average net assets (b)                          3.44 %     10.18 %     4.51 %      4.66 %      (0.86)%


   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED


                                                                  AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                           DECEMBER 31,
                                                      ------------------------------------------------------
                                                        1998        1997       1996        1995     1994 (c)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, beginning of year            $  18.10    $  14.70   $  13.43    $   9.82   $  10.00
   Income from operations:
     Net investment income (loss)                         1.33        1.75       0.36        0.37      (0.06)
     Net realized and unrealized gain (loss)
        on investment                                     7.24        1.65       0.91        3.24      (0.12)
                                                      --------    --------   --------    --------   --------
        Net income (loss) from operations                 8.57        3.40       1.27        3.61.     (0.18)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, end of year                  $  26.67    $  18.10   $  14.70    $  13.43   $   9.82
                                                      ========    ========   ========    ========   ========
Total return (a)                                       47.36 %     23.14 %     9.46 %     36.79 %      (1.85)%
Ratios and supplemental data:
   Net assets at end of year (in thousands)           $177,857    $ 94,652   $ 54,408    $ 32,904   $  8,909
   Ratios of net investment income (loss) to
        average net assets (b)                          6.20 %     10.26 %     2.65 %      2.93 %      (0.72)%


                                                                       BALANCED SUB-ACCOUNT
                                                                           DECEMBER 31,
                                                      ------------------------------------------------------
                                                        1998        1997       1996        1995     1994 (c)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, beginning of year            $  14.17    $  12.21   $  11.13    $   9.37   $  10.00
   Income from operations:
     Net investment income (loss)                         0.25        1.55       0.36        0.37       0.22
     Net realized and unrealized gain (loss)
        on investment                                     0.60        0.41       0.72        1.39      (0.85)
                                                      --------    --------   --------    --------   --------
        Net income (loss) from operations                 0.85        1.96       1.08        1.76      (0.63)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, end of year                  $  15.02    $  14.17   $  12.21    $  11.13   $   9.37

Total return (a)                                        5.98 %     16.06 %     9.73 %     18.73 %      (6.29)%
Ratios and supplemental data:
   Net assets at end of year (in thousands)           $ 14,864    $ 10,716   $  6,418    $  3,795   $  2,145
   Ratios of net investment income (loss) to
        average net assets (b)                          1.76 %     11.62 %     3.18 %      3.59 %     3.06 %


                                                                   GROWTH & INCOME SUB-ACCOUNT
                                                                           DECEMBER 31,
                                                      ------------------------------------------------------
                                                        1998        1997       1996        1995     1994 (c)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, beginning of year            $  16.09    $  13.03   $  11.77    $   9.49   $  10.00
   Income from operations:
     Net investment income (loss)                         0.77        2.61       0.76        0.49       0.29
     Net realized and unrealized gain (loss)
        on investment                                    (0.42)       0.45       0.50        1.79      (0.80)
                                                      --------    --------   --------    --------   --------
        Net income (loss) from operations                 0.35        3.06       1.26        2.28      (0.51)
                                                      --------    --------   --------    --------   --------
Accumulation unit value, end of year                  $  16.44    $  16.09   $  13.03    $  11.77   $   9.49

Total return (a)                                        2.13 %     23.54 %    10.64 %     24.14 %      (5.15)%
Ratios and supplemental data:
   Net assets at end of year (in thousands)           $ 16,047    $  9,063   $  5,501    $  2,631   $  1,215
   Ratios of net investment income (loss) to
        average net assets (b)                          4.83 %     18.50 %     6.38 %      4.57 %     3.71 %


   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

                                                         TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                      DECEMBER 31,
                                                      -------------------------------------------
                                                        1998        1997       1996      1995 (d)
                                                      --------    --------   --------    --------
Accumulation unit value, beginning of year            $  15.60    $  13.50   $  11.90    $  10.00
   Income from operations:
     Net investment income (loss)                         1.58        1.20       0.53        0.61
     Net realized and unrealized gain (loss)
       on investment                                     (0.44)       0.90       1.07        1.29
                                                      --------    --------   --------    --------
        Net income (loss) from operations                 1.14        2.10       1.60        1.90
                                                      --------    --------   --------    --------
Accumulation unit value, end of year                  $  16.74    $  15.60   $  13.50    $  11.90
                                                      ========    ========   ========    ========
Total return (a)                                        7.36 %     15.55 %    13.40 %     19.03 %
Ratios and supplemental data:
   Net assets at end of year (in thousands)           $ 39,904    $ 29,123   $ 17,946    $  9,446
   Ratios of net investment income (loss)
     to average net assets (b)                          9.69 %      8.14 %     4.35 %      5.47 %

                                                       C.A.S.E. GROWTH SUB-ACCOUNT
                                                                DECEMBER 31,
                                                      -------------------------------
                                                        1998        1997     1996 (e)
                                                      --------    --------   --------
Accumulation unit value, beginning of year            $  12.32    $  10.81   $  10.00
   Income from operations:
     Net investment income (loss)                         1.24        1.51       0.37
     Net realized and unrealized gain (loss)
       on investment                                     (1.05)       0.00       0.44
                                                      --------    --------   --------
        Net income (loss) from operations                 0.19        1.51       0.81
                                                      --------    --------   --------
Accumulation unit value, end of year                  $  12.51    $  12.32   $  10.81
                                                      ========    ========   ========
Total return (a)                                        1.56 %     14.00 %     8.09 %
Ratios and supplemental data:
   Net assets at end of year (in thousands)           $ 17,730    $ 11,946   $  4,466
   Ratios of net investment income (loss)
     to average net assets (b)                         10.21 %     12.65 %     6.11 %

                                                         VALUE EQUITY SUB-ACCOUNT
                                                                DECEMBER 31,
                                                      -------------------------------
                                                        1998        1997     1996 (e)
                                                      --------    --------   --------
Accumulation unit value, beginning of year            $  13.94    $  11.25   $  10.00
   Income from operations:
     Net investment income (loss)                         0.95        0.14       0.05
     Net realized and unrealized gain (loss)
      on investment                                      (1.73)       2.55       1.20
                                                      --------    --------   --------
        Net income (loss) from operations                (0.78)       2.69       1.25
                                                      --------    --------   --------
Accumulation unit value, end of year                  $  13.16    $  13.94   $  11.25
                                                      ========    ========   ========
Total return (a)                                       (5.63)%     23.93 %    12.51 %
Ratios and supplemental data:
   Net assets at end of year (in thousands)           $ 26,083    $ 26,714   $  8,887
   Ratios of net investment income (loss)
     to average net assets (b)                          6.84 %      1.05 %     0.77 %


   The notes to the financial statements are an integral part of this report.

                             WRL SERIES LIFE ACCOUNT
                             FINANCIAL HIGHLIGHTS*
                               FOR THE YEAR ENDED

                                                         INTERNATIONAL EQUITY           U.S. EQUITY
                                                             SUB-ACCOUNT                SUB-ACCOUNT
                                                             DECEMBER 31,               DECEMBER 31,
                                                         --------------------       --------------------
                                                           1998      1997 (f)          1998      1997 (f)
                                                         --------    --------       --------    --------
Accumulation unit value, beginning of year               $  10.65    $  10.00       $  12.59    $  10.00
   Income from operations:
     Net investment income (loss)                           (0.09)      (0.03)          0.73        0.99
     Net realized and unrealized gain (loss)
       on investment                                         1.36        0.68           2.01        1.60
                                                         --------    --------       --------    --------
        Net income (loss) from operations                    1.27        0.65           2.74        2.59
                                                         --------    --------       --------    --------
Accumulation unit value, end of year                     $  11.92    $  10.65       $  15.33    $  12.59
                                                         ========    ========       ========    ========

Total return (a)                                          11.84 %      6.54 %        21.78 %     25.89 %
Ratios and supplemental data:
   Net assets at end of year (in thousands)              $  5,827    $  2,289       $ 14,084    $  3,258
   Ratios of net investment income (loss)
     to average net assets (b)                            (0.81)%     (0.28)%         5.30 %      8.28 %

                                                       THIRD AVENUE               REAL ESTATE
                                                          VALUE                    SECURITIES
                                                        SUB-ACCOUNT                SUB-ACCOUNT
                                                        DECEMBER 31,               DECEMBER 31,
                                                         1998 (g)                    1998 (h)
                                                         --------                   --------
Accumulation unit value, beginning of year               $  10.00                   $  10.00
   Income from operations:
     Net investment income (loss)                           (0.05)                     (0.05)
     Net realized and unrealized gain (loss)
      on investment                                         (0.72)                     (1.49)
                                                         --------                   --------
        Net income (loss) from operations                   (0.77)                     (1.54)
                                                         --------                   --------
Accumulation unit value, end of year                      $  9.23                    $  8.46
                                                          =======                    =======

Total return (a)                                            (7.67)%                   (15.44)%
Ratios and supplemental data:
   Net assets at end of year (in thousands)              $  2,807                    $   709
   Ratios of net investment income (loss)
     to average net assets (b)                            (0.52)%                    (0.90)%

NOTES TO FINANCIAL HIGHLIGHTS:

*Per unit information has been computed using average units outstanding throughout each period.

(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) The inception date of this Sub-Account was March 1, 1994.
(d) The inception date of this Sub-Account was January 3, 1995.
(e) The inception date of this Sub-Account was May 1, 1996.
(f) The inception date of this Sub-Account was January 2, 1997.
(g) The inception date of this Sub-Account was January 2, 1998.
(h) The inception date of this Sub-Account was May 1, 1998.

   The notes to the financial statements are an integral part of this report.

                            WRL SERIES LIFE ACCOUNT
                       NOTES TO THE FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

NOTE 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains sixteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

     The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

     On January 2, 1998 and May 1, 1998, WRL made initial contributions totaling $ 600,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

SUB-ACCOUNT                             CONTRIBUTION     UNITS
-----------                             ------------     -----
Third Avenue Value                       $ 200,000       20,000
Real Estate Securities                   $ 400,000       40,000

     The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

     The following significant accounting policies, which are in conformity with generally accepted accounting principles, have been consistently applied in the preparation of the Trust's financial statements. The preparation of financial statements required management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

     Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

     The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2.  CHARGES AND DEDUCTIONS

     Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. POLICY CHARGES

     Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the sub-accounts. Thereafter, monthly administrative and cost of insurance charges are deducted from the policies. Contingent surrender charges also apply.

     Under the other forms of the Policies, such "front-end" and other administrative charges are deducted prior to allocation of the initial premium payment but may be subject to contingent surrender charges.

     Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B.   LIFE ACCOUNT CHARGES

     A daily charge equal to an annual rate of .90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

                            WRL SERIES LIFE ACCOUNT
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1998

NOTE 3.  DIVIDENDS AND DISTRIBUTIONS

     Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4.  SECURITIES TRANSACTIONS

     Securities transactions for the year ended December 31, 1998 are as follows (in thousands):

                                            PURCHASE                  PROCEEDS
SUB-ACCOUNT:                              OF SECURITIES            OF SECURITIES
------------                              -------------            -------------
Money Market                              $  54,231                 $  46,140
Bond                                         14,451                     7,857
Growth                                       72,758                    20,484
Global                                       59,238                     9,357
Strategic Total Return                       17,619                     3,754
Emerging Growth                              49,088                    10,679
Aggressive Growth                            44,611                     5,689
Balanced                                      4,604                     1,017
Growth & Income                              10,694                     3,411
Tactical Asset Allocation                    14,060                     2,009
C.A.S.E. Growth                               9,433                     2,525
Value Equity                                 13,179                     9,081
International Equity                          6,220                     3,048
U.S. Equity                                  12,496                     3,076
Third Avenue Value (a)                        3,849                       906
Real Estate Securities (b)                    1,047                       226

(a) The inception date of this Sub-Account was January 2, 1998.
(b) The inception date of this Sub-Account was May 1, 1998.

NOTE 5.  OTHER MATTERS

     At December 31, 1998 net unrealized appreciation (depreciation) on investments was as follows (in thousands):

SUB-ACCOUNT:
------------
Money Market                                $     0
Bond                                            402
Growth                                      374,036
Global                                       43,882
Strategic Total Return                       17,020
Emerging Growth                              85,696
Aggressive Growth                            50,985
Balanced                                        991
Growth & Income                                (177)
Tactical Asset Allocation                       973
C.A.S.E. Growth                              (1,524)
Value Equity                                 (2,759)
International Equity                            119
U.S. Equity                                   1,068
Third Avenue Value                             (103)
Real Estate Securities                          (76)